PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.7%
Australia: 6.5%
198,300
ANZ Group Holdings Ltd.
$ 3,630,699
0 .3
86,180
(1)
APA Group
426,918
0.0
37,574
Aristocrat Leisure Ltd.
1,519,614
0 .1
12,903
ASX Ltd.
528,814
0 .1
284,702  BHP Group Ltd. - Class
DI
6,844,788
0 .6
52,970  BHP Group Ltd. - Class
DI
1,285,222
0 .1
29,190
BlueScope Steel Ltd.
390,970
0.0
92,029
Brambles Ltd.
1,162,626
0 .1
25,136
CAR Group Ltd.
500,977
0.0
4,354
Cochlear Ltd.
717,580
0 .1
89,197
Coles Group Ltd.
1,091,842
0 .1
111,370  Commonwealth Bank of
Australia
10,590,633
0 .9
35,085
Computershare Ltd.
864,814
0 .1
112,699  Fortescue Metals Group
Ltd.
1,090,820
0 .1
690,172
Glencore PLC
2,526,133
0 .2
135,165
Goodman Group
2,425,764
0 .2
127,483
GPT Group
349,662
0.0
157,412  Insurance Australia
Group Ltd.
765,739
0 .1
148,127
Lottery Corp. Ltd.
443,198
0.0
24,097
Macquarie Group Ltd.
2,998,799
0 .3
183,281
Medibank Pvt Ltd.
512,243
0.0
204,665  National Australia Bank
Ltd.
4,402,088
0 .4
76,161  Northern Star Resources
Ltd.
879,294
0 .1
114,650
Origin Energy Ltd.
758,683
0 .1
3,825
Pro Medicus Ltd.
484,152
0.0
49,345
Qantas Airways Ltd.
281,323
0.0
100,186  QBE Insurance Group
Ltd.
1,384,290
0 .1
3,517
(1)
REA Group Ltd.
487,966
0.0
15,047
(1)
Reece Ltd.
149,299
0.0
24,705
(1)
Rio Tinto Ltd.
1,792,596
0 .2
75,045
Rio Tinto PLC
4,503,487
0 .4
216,142
Santos Ltd.
905,733
0 .1
346,180
Scentre Group
732,448
0 .1
13,543
SGH Ltd.
425,127
0.0
30,373
Sonic Healthcare Ltd.
493,164
0.0
300,638
(1)
South32 Ltd. - Class DI
605,649
0 .1
158,868
Stockland
490,197
0.0
72,066
Suncorp Group Ltd.
872,842
0 .1
269,135
Telstra Group Ltd.
710,999
0 .1
206,576
Transurban Group
1,739,929
0 .2
54,001  Treasury Wine Estates
Ltd.
331,093
0.0
257,514
Vicinity Ltd.
356,578
0.0
15,908
(1)
Washington H Soul
Pattinson & Co. Ltd.
346,609
0.0
75,521
Wesfarmers Ltd.
3,423,674
0 .3
228,451
Westpac Banking Corp.
4,552,457
0 .4
12,243
WiseTech Global Ltd.
631,349
0 .1
126,363  Woodside Energy Group
Ltd. (WDS)
1,835,798
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
81,298
Woolworths Group Ltd.
$ 1,509,492
0 .1
75,754,171
6 .5
Austria: 0.2%
20,490
Erste Group Bank AG
1,417,320
0 .1
29,376
Mondi PLC QX
438,211
0.0
9,801
OMV AG
504,718
0 .1
4,532
Verbund AG
320,735
0.0
2,680,984
0 .2
Belgium: 0.8%
10,008
Ageas SA
599,915
0 .1
59,802  Anheuser-Busch InBev
SA
3,676,724
0 .3
1,430
D'ieteren Group
246,334
0.0
5,526  Groupe Bruxelles
Lambert NV
412,344
0 .1
15,283
KBC Group NV
1,392,951
0 .1
27
Lotus Bakeries NV
240,032
0.0
1,026
(1)
Sofina SA
262,758
0.0
4,902
Syensqo SA
334,526
0 .1
8,414
(1)
UCB SA
1,481,414
0 .1
8,646,998
0 .8
Brazil: 0.0%
11,019
Yara International ASA
332,394
0.0
Chile: 0.1%
26,244
Antofagasta PLC
571,375
0 .1
China: 0.6%
246,417  BOC Hong Kong
Holdings Ltd.
997,723
0 .1
91,042
Prosus NV
4,229,747
0 .4
89,000  SITC International
Holdings Co. Ltd.
241,902
0.0
71,000
(1)
Wharf Holdings Ltd.
168,617
0.0
127,876
Wilmar International Ltd.
317,087
0 .1
171,900  Yangzijiang Shipbuilding
Holdings Ltd.
301,689
0.0
6,256,765
0 .6
Denmark: 2.3%
195  AP Moller - Maersk A/S -
Class A
334,037
0.0
303
(1)
AP Moller - Maersk A/S -
Class B
527,350
0.0
6,358
Carlsberg AS - Class B
804,781
0 .1
8,393
Coloplast A/S - Class B
880,289
0 .1
45,903
Danske Bank A/S
1,502,471
0 .1
5,885
(2)
Demant A/S
197,772
0.0
13,602
(1)
DSV A/S
2,630,371
0 .2
4,185
(2)
Genmab A/S
815,323
0 .1
214,335  Novo Nordisk A/S - Class
B
14,655,871
1 .3
23,451
Novozymes A/S - Class B
1,365,470
0 .1
11,191
(1)(2)(3)
Orsted AS
488,724
0.0
5,457
Pandora A/S
836,347
0 .1
626
Rockwool A/S - Class B
259,482
0.0
22,562
Tryg A/S
536,715
0 .1
67,207
(1)(2)
Vestas Wind Systems A/S
929,775
0 .1
4,254
(2)
Zealand Pharma A/S
319,452
0.0
27,084,230
2 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland: 1.0%
9,466
(1)
Elisa Oyj
$ 461,422
0 .1
29,857
(1)
Fortum Oyj
488,925
0 .1
18,177
(1)
Kesko Oyj - Class B
371,547
0.0
22,620
Kone Oyj - Class B
1,248,077
0 .1
41,377
(1)
Metso Oyj
429,008
0.0
28,155
(1)
Neste Oyj
260,413
0.0
354,420
Nokia Oyj
1,866,663
0 .2
209,793
Nordea Bank Abp - SEK
2,675,904
0 .2
7,213
Orion Oyj - Class B
428,431
0.0
161,134
Sampo Oyj - Class A
1,544,180
0 .1
38,753
(1)
Stora Enso Oyj - Class R
367,235
0.0
35,521
(1)
UPM-Kymmene Oyj
952,972
0 .1
33,473
Wartsila Oyj Abp
597,276
0 .1
11,692,053
1 .0
France: 9.6%
12,973
Accor SA
591,639
0 .1
2,305
Aeroports de Paris
234,657
0.0
38,484
Air Liquide SA
7,309,873
0 .6
39,545
Airbus SE
6,963,329
0 .6
23,035
(2)
Alstom SA
510,243
0 .1
4,101
(3)
Amundi SA
321,296
0.0
3,796
Arkema SA
290,665
0.0
117,917
AXA SA
5,038,110
0 .4
2,757
BioMerieux
340,789
0.0
67,731
BNP Paribas SA
5,660,930
0 .5
47,454
Bollore SE
278,005
0.0
12,610
Bouygues SA
497,092
0 .1
21,144
Bureau Veritas SA
641,513
0 .1
10,263
Capgemini SE
1,542,103
0 .1
36,096
Carrefour SA
516,243
0 .1
29,891
Cie de Saint-Gobain
2,977,656
0 .3
44,619  Cie Generale des
Etablissements Michelin
SCA
1,568,209
0 .1
3,714
Covivio SA/France
207,898
0.0
70,834
Credit Agricole SA
1,289,682
0 .1
42,964
Danone SA
3,286,123
0 .3
1,308
Dassault Aviation SA
431,283
0.0
44,537
Dassault Systemes SE
1,695,650
0 .2
16,104
(1)
Edenred
523,325
0 .1
4,565
Eiffage SA
531,499
0 .1
121,553
Engie SA
2,368,568
0 .2
19,791
EssilorLuxottica SA
5,703,162
0 .5
2,785
Eurazeo SE
206,249
0.0
3,064
Gecina SA
287,507
0.0
20,132
Getlink SE
347,699
0.0
2,108
Hermes International
5,546,417
0 .5
2,510
Ipsen SA
289,104
0.0
4,954
Kering SA
1,030,635
0 .1
14,318
Klepierre SA
479,250
0.0
6,781
(3)
La Francaise des Jeux
SAEM
213,372
0.0
17,453
Legrand SA
1,848,341
0 .2
16,001
L'Oreal SA
5,947,477
0 .5
18,314  LVMH Moet Hennessy
Louis Vuitton SE
11,341,502
1 .0
123,920
Orange SA
1,605,283
0 .1
13,431
Pernod Ricard SA
1,326,888
0 .1
15,232
Publicis Groupe SA
1,437,123
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
12,792
Renault SA
$ 648,000
0 .1
14,886
Rexel SA
401,193
0.0
23,964
Safran SA
6,309,343
0 .6
1,943
Sartorius Stedim Biotech
384,943
0.0
47,936
Societe Generale SA
2,162,587
0 .2
5,888
(1)
Sodexo SA
378,183
0.0
3,586
Teleperformance
360,578
0.0
6,168
Thales SA
1,639,592
0 .1
143,611
TotalEnergies SE
9,253,313
0 .8
8,068  Unibail-Rodamco-
Westfield
680,219
0 .1
46,826
Veolia Environnement SA
1,610,436
0 .1
32,912
Vinci SA
4,148,904
0 .4
111,203,680
9 .6
Germany: 9.5%
11,380
Adidas AG
2,684,100
0 .2
25,700
Allianz SE
9,835,673
0 .9
59,398
BASF SE
2,977,562
0 .3
65,381
Bayer AG
1,567,314
0 .1
19,293  Bayerische Motoren
Werke AG
1,555,741
0 .1
6,602
Beiersdorf AG
852,875
0 .1
8,168
Brenntag SE
529,432
0 .1
63,073
Commerzbank AG
1,443,429
0 .1
7,321
Continental AG
516,277
0 .1
11,949
(2)
Covestro AG
767,477
0 .1
4,153  CTS Eventim AG & Co.
KGaA
416,640
0.0
31,620
Daimler Truck Holding AG
1,280,917
0 .1
123,175
Deutsche Bank AG
2,936,152
0 .3
12,532
Deutsche Boerse AG
3,697,700
0 .3
39,931
(1)
Deutsche Lufthansa AG
290,947
0.0
63,889
Deutsche Post AG, Reg
2,742,973
0 .2
232,297  Deutsche Telekom AG,
Reg
8,576,427
0 .7
149,415
E.ON SE
2,255,389
0 .2
17,057
Evonik Industries AG
369,780
0.0
13,669  Fresenius Medical Care
AG & Co. KGaA
680,171
0 .1
28,113
(2)
Fresenius SE & Co.
KGaA
1,200,251
0 .1
10,322
GEA Group AG
627,465
0 .1
4,013
Hannover Rueck SE
1,196,109
0 .1
9,088
Heidelberg Materials AG
1,566,572
0 .1
6,916
Henkel AG & Co. KGaA
498,271
0.0
86,910
Infineon Technologies AG
2,897,145
0 .3
4,828
Knorr-Bremse AG
439,373
0.0
4,956
LEG Immobilien SE
350,319
0.0
48,062  Mercedes-Benz Group
AG
2,839,114
0 .3
8,601
Merck KGaA
1,183,587
0 .1
3,582
MTU Aero Engines AG
1,244,651
0 .1
8,902  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
5,623,597
0 .5
3,843
Nemetschek SE
448,003
0.0
6,974
Puma SE
170,112
0.0
341
Rational AG
284,107
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
2,899
Rheinmetall AG
$ 4,148,258
0 .4
42,078
RWE AG
1,502,379
0 .1
69,494
SAP SE
18,620,950
1 .6
4,991
(3)
Scout24 SE
522,672
0 .1
50,579
Siemens AG, Reg
11,681,068
1 .0
42,556
(2)
Siemens Energy AG
2,522,813
0 .2
18,767
(3)
Siemens Healthineers AG
1,012,489
0 .1
8,837
Symrise AG
916,170
0 .1
4,296
Talanx AG
451,839
0.0
49,285
(1)
Vonovia SE
1,326,279
0 .1
14,930
(2)(3)
Zalando SE
517,853
0 .1
109,768,422
9 .5
Hong Kong: 1.8%
718,299
AIA Group Ltd.
5,437,432
0 .5
128,199
CK Asset Holdings Ltd.
518,687
0 .1
41,902
(1)
CK Infrastructure
Holdings Ltd.
250,886
0.0
109,365
CLP Holdings Ltd.
890,316
0 .1
3,733
Futu Holdings Ltd., ADR
382,073
0.0
50,136
Hang Seng Bank Ltd.
682,792
0 .1
97,059  Henderson Land
Development Co. Ltd.
279,170
0.0
251,867  HKT Trust & HKT Ltd. -
Stapled Security
336,474
0.0
745,181  Hong Kong & China Gas
Co. Ltd.
641,284
0 .1
80,188  Hong Kong Exchanges &
Clearing Ltd.
3,567,100
0 .3
73,433  Hongkong Land Holdings
Ltd.
317,231
0.0
10,704  Jardine Matheson
Holdings Ltd.
452,163
0.0
173,032
Link REIT
810,858
0 .1
103,644
(1)
MTR Corp. Ltd.
339,554
0.0
92,345  Power Assets Holdings
Ltd.
553,013
0 .1
176,325
Prudential PLC
1,902,737
0 .2
270,626
Sino Land Co. Ltd.
270,906
0.0
96,471  Sun Hung Kai Properties
Ltd.
919,142
0 .1
26,620  Swire Pacific Ltd. - Class
A
234,678
0.0
91,500  Techtronic Industries Co.
Ltd.
1,096,561
0 .1
555,000
(3)
WH Group Ltd.
509,603
0.0
111,361  Wharf Real Estate
Investment Co. Ltd.
270,399
0.0
20,663,059
1 .8
Ireland: 0.4%
12,932
AerCap Holdings NV
1,321,262
0 .1
139,463
AIB Group PLC
900,824
0 .1
66,778  Bank of Ireland Group
PLC
789,006
0.0
9,954  Kerry Group PLC - Class
A
1,042,334
0 .1
10,288
Kingspan Group PLC
831,049
0 .1
4,884,475
0 .4
Israel: 0.8%
2,824
Azrieli Group Ltd.
190,603
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel (continued)
83,775
Bank Hapoalim BM
$ 1,136,075
0 .1
99,997
Bank Leumi Le-Israel BM
1,346,619
0 .1
5,856
(2)
Check Point Software
Technologies Ltd.
1,334,700
0 .1
1,779
Elbit Systems Ltd.
682,244
0 .1
6,668
(2)
Global-e Online Ltd.
237,714
0.0
51,525
ICL Group Ltd.
292,615
0.0
82,044  Israel Discount Bank Ltd.
- Class A
571,529
0 .1
10,323
Mizrahi Tefahot Bank Ltd.
464,260
0.0
4,184
(2)
Nice Ltd.
645,842
0 .1
1,949
(2)
Nova Ltd.
361,847
0.0
74,562
(2)
Teva Pharmaceutical
Industries Ltd., ADR
1,146,018
0 .1
3,518
(2)
Wix.com Ltd.
574,771
0 .1
8,984,837
0 .8
Italy: 2.9%
8,286
(1)
Amplifon SpA
168,215
0.0
62,668  Assicurazioni Generali
SpA
2,201,477
0 .2
85,711
(1)
Banco BPM SpA
872,201
0 .1
66,227
BPER Banca
519,863
0.0
14,462  Coca-Cola HBC AG -
Class DI
654,984
0 .1
40,971
(1)
Davide Campari-Milano
NV
240,826
0.0
1,489
DiaSorin SpA
147,876
0.0
541,281
Enel SpA
4,387,911
0 .4
142,081
(1)
Eni SpA
2,197,507
0 .2
8,389
Ferrari NV
3,582,622
0 .3
40,662
(1)
FinecoBank Banca
Fineco SpA
805,378
0 .1
21,706
(1)(3)
Infrastrutture Wireless
Italiane SpA
229,779
0.0
1,007,121
Intesa Sanpaolo SpA
5,190,385
0 .4
26,933
Leonardo SpA
1,311,610
0 .1
33,273  Mediobanca Banca di
Credito Finanziario SpA
624,126
0 .1
15,545
Moncler SpA
957,530
0 .1
32,748
(1)(2)(3)
Nexi SpA
174,662
0.0
30,423
(3)
Poste Italiane SpA
542,757
0.0
18,701
Prysmian SpA
1,029,437
0 .1
7,655  Recordati Industria
Chimica e Farmaceutica
SpA
433,794
0.0
134,201
Snam SpA
695,812
0 .1
663,122
(1)(2)
Telecom Italia SpA/Milano
224,003
0.0
93,637  Terna - Rete Elettrica
Nazionale
846,226
0 .1
92,923
UniCredit SpA
5,215,983
0 .5
23,874
Unipol Gruppo SpA
382,174
0.0
33,637,138
2 .9
Japan: 21.3%
51,000
Advantest Corp.
2,273,401
0 .2
43,480
Aeon Co. Ltd.
1,090,475
0 .1
13,021
AGC, Inc.
396,395
0.0
35,033
Aisin Corp.
382,662
0.0
60,856
Ajinomoto Co., Inc.
1,204,810
0 .1
10,589
(1)
ANA Holdings, Inc.
195,460
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
96,174  Asahi Group Holdings
Ltd.
$ 1,228,774
0 .1
83,453
Asahi Kasei Corp.
585,061
0 .1
43,000
Asics Corp.
911,926
0 .1
120,420
(1)
Astellas Pharma, Inc.
1,172,229
0 .1
39,579  Bandai Namco Holdings,
Inc.
1,327,775
0 .1
38,043
Bridgestone Corp.
1,528,295
0 .1
62,093
Canon, Inc.
1,936,257
0 .2
23,100
Capcom Co. Ltd.
570,144
0 .1
51,440  Central Japan Railway
Co.
981,174
0 .1
37,966
(1)
Chiba Bank Ltd.
359,373
0.0
42,842  Chubu Electric Power
Co., Inc.
464,503
0.0
44,718  Chugai Pharmaceutical
Co. Ltd.
2,048,601
0 .2
69,909  Concordia Financial
Group Ltd.
464,128
0.0
25,848  Dai Nippon Printing Co.
Ltd.
368,009
0.0
21,500
Daifuku Co. Ltd.
528,503
0 .1
241,132  Dai-ichi Life Holdings,
Inc.
1,841,170
0 .2
116,579
Daiichi Sankyo Co. Ltd.
2,776,199
0 .2
17,598
Daikin Industries Ltd.
1,909,712
0 .2
3,881  Daito Trust Construction
Co. Ltd.
397,120
0.0
37,354  Daiwa House Industry
Co. Ltd.
1,235,467
0 .1
88,821  Daiwa Securities Group,
Inc.
598,054
0 .1
125,968
Denso Corp.
1,562,832
0 .1
13,303
(1)
Dentsu Group, Inc.
293,791
0.0
6,100
Disco Corp.
1,245,752
0 .1
60,399
East Japan Railway Co.
1,190,499
0 .1
17,479
Eisai Co. Ltd.
486,567
0.0
181,664
ENEOS Holdings, Inc.
958,098
0 .1
62,965
FANUC Corp.
1,715,529
0 .2
12,726
Fast Retailing Co. Ltd.
3,788,421
0 .3
8,923
Fuji Electric Co. Ltd.
381,456
0.0
74,480
FUJIFILM Holdings Corp.
1,426,960
0 .1
16,700
Fujikura Ltd.
618,483
0 .1
117,130
Fujitsu Ltd.
2,330,992
0 .2
15,157  Hankyu Hanshin
Holdings, Inc.
407,834
0.0
1,200
(1)
Hikari Tsushin, Inc.
309,713
0.0
308,555
Hitachi Ltd.
7,244,688
0 .6
298,726
Honda Motor Co. Ltd.
2,703,343
0 .2
7,200
Hoshizaki Corp.
278,702
0.0
23,137
Hoya Corp.
2,611,207
0 .2
30,664
Hulic Co. Ltd.
294,350
0.0
60,275
Idemitsu Kosan Co. Ltd.
426,343
0.0
58,616
Inpex Corp.
813,051
0 .1
37,468
Isuzu Motors Ltd.
509,475
0 .1
79,116
ITOCHU Corp.
3,672,798
0 .3
9,578
(1)
Japan Airlines Co. Ltd.
164,065
0.0
66,028  Japan Exchange Group,
Inc.
679,490
0 .1
120,400
Japan Post Bank Co. Ltd.
1,222,491
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
128,000  Japan Post Holdings Co.
Ltd.
$ 1,283,510
0 .1
12,800  Japan Post Insurance
Co. Ltd.
260,864
0.0
79,902
Japan Tobacco, Inc.
2,196,198
0 .2
38,302
(1)
JFE Holdings, Inc.
470,215
0.0
26,354
Kajima Corp.
539,082
0 .1
63,062  Kansai Electric Power
Co., Inc.
748,422
0 .1
30,975
(1)
Kao Corp.
1,340,806
0 .1
24,700
(1)
Kawasaki Kisen Kaisha
Ltd.
335,732
0.0
204,202
KDDI Corp.
3,225,505
0 .3
12,988
Keyence Corp.
5,107,014
0 .4
45,170
Kikkoman Corp.
435,741
0.0
51,656
Kirin Holdings Co. Ltd.
715,754
0 .1
10,000
Kobe Bussan Co. Ltd.
232,824
0.0
60,083
Komatsu Ltd.
1,759,418
0 .2
6,666
Konami Group Corp.
787,137
0 .1
65,122
(1)
Kubota Corp.
804,739
0 .1
85,476
Kyocera Corp.
965,455
0 .1
15,714
Kyowa Kirin Co. Ltd.
229,372
0.0
5,300
Lasertec Corp.
455,537
0.0
29,400
(1)(2)
M3, Inc.
335,849
0.0
15,808
Makita Corp.
523,774
0 .1
93,956
Marubeni Corp.
1,507,225
0 .1
22,100
(1)
MatsukiyoCocokara &
Co.
345,732
0.0
15,976
(1)
MEIJI Holdings Co. Ltd.
346,170
0.0
24,200
MINEBEA MITSUMI, Inc.
353,719
0.0
90,248  Mitsubishi Chemical
Group Corp.
445,959
0.0
227,579
Mitsubishi Corp.
4,017,853
0 .4
126,561
Mitsubishi Electric Corp.
2,334,074
0 .2
70,727
Mitsubishi Estate Co. Ltd.
1,156,099
0 .1
58,576  Mitsubishi HC Capital,
Inc.
396,935
0.0
213,290  Mitsubishi Heavy
Industries Ltd.
3,662,956
0 .3
763,006  Mitsubishi UFJ Financial
Group, Inc.
10,402,685
0 .9
168,002
Mitsui & Co. Ltd.
3,167,379
0 .3
175,857
Mitsui Fudosan Co. Ltd.
1,574,813
0 .1
22,900
(1)
Mitsui OSK Lines Ltd.
797,314
0 .1
160,506  Mizuho Financial Group,
Inc.
4,404,884
0 .4
16,700
MonotaRO Co. Ltd.
311,968
0.0
85,662  MS&AD Insurance Group
Holdings, Inc.
1,862,964
0 .2
111,032  Murata Manufacturing
Co. Ltd.
1,712,663
0 .2
81,600
NEC Corp.
1,738,139
0 .2
22,400
Nexon Co. Ltd.
306,798
0.0
55,568
NIDEC Corp.
932,558
0 .1
73,440
Nintendo Co. Ltd.
4,992,282
0 .4
509  Nippon Building Fund,
Inc.
432,339
0.0
63,085  Nippon Paint Holdings
Co. Ltd.
473,740
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
11,525
(1)
Nippon Sanso Holdings
Corp.
$ 349,606
0.0
64,380
(1)
Nippon Steel Corp.
1,377,801
0 .1
1,988,600
(1)
Nippon Telegraph &
Telephone Corp.
1,921,926
0 .2
29,109
(1)
Nippon Yusen KK
961,997
0 .1
148,292
(1)
Nissan Motor Co. Ltd.
380,321
0.0
13,051
(1)
Nissin Foods Holdings
Co. Ltd.
266,376
0.0
5,306
(1)
Nitori Holdings Co. Ltd.
519,136
0 .1
47,010
Nitto Denko Corp.
869,523
0 .1
200,026
Nomura Holdings, Inc.
1,232,545
0 .1
25,168  Nomura Research
Institute Ltd.
819,278
0 .1
42,020
(1)
NTT Data Group Corp.
761,195
0 .1
43,215
Obayashi Corp.
576,503
0 .1
21,500
Obic Co. Ltd.
619,910
0 .1
74,428
Olympus Corp.
974,317
0 .1
11,623
(1)
Omron Corp.
328,195
0.0
24,890
(1)
Ono Pharmaceutical Co.
Ltd.
267,783
0.0
2,600
Oracle Corp. Japan
273,607
0.0
71,900
(1)
Oriental Land Co. Ltd./
Japan
1,417,920
0 .1
76,863
ORIX Corp.
1,604,815
0 .1
24,165
Osaka Gas Co. Ltd.
546,789
0 .1
15,144
Otsuka Corp.
327,889
0.0
29,346
Otsuka Holdings Co. Ltd.
1,529,220
0 .1
25,368  Pan Pacific International
Holdings Corp.
696,817
0 .1
155,131  Panasonic Holdings
Corp.
1,850,636
0 .2
100,370
(2)
Rakuten Group, Inc.
575,819
0 .1
93,300
Recruit Holdings Co. Ltd.
4,833,992
0 .4
112,000  Renesas Electronics
Corp.
1,502,217
0 .1
139,113
Resona Holdings, Inc.
1,214,708
0 .1
35,132
(1)
Ricoh Co. Ltd.
371,632
0.0
18,170
SBI Holdings, Inc.
490,643
0.0
5,400  SCREEN Holdings Co.
Ltd.
352,304
0.0
10,400
SCSK Corp.
257,168
0.0
27,912
Secom Co. Ltd.
950,658
0 .1
19,216
(1)
Seiko Epson Corp.
307,851
0.0
25,119
Sekisui Chemical Co. Ltd.
428,425
0.0
39,685
Sekisui House Ltd.
888,235
0 .1
147,313  Seven & i Holdings Co.
Ltd.
2,133,226
0 .2
21,300
SG Holdings Co. Ltd.
212,423
0.0
15,772
Shimadzu Corp.
393,963
0.0
5,055
Shimano, Inc.
709,788
0 .1
118,845  Shin-Etsu Chemical Co.
Ltd.
3,391,262
0 .3
50,296
Shionogi & Co. Ltd.
759,204
0 .1
26,662
Shiseido Co. Ltd.
505,643
0.0
3,836
(1)
SMC Corp.
1,372,689
0 .1
1,904,500
SoftBank Corp.
2,656,731
0 .2
63,592
SoftBank Group Corp.
3,252,726
0 .3
59,339
Sompo Holdings, Inc.
1,806,944
0 .2
409,250
Sony Group Corp.
10,355,255
0 .9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
39,035
Subaru Corp.
$ 699,084
0 .1
72,555
Sumitomo Corp.
1,655,549
0 .1
47,533  Sumitomo Electric
Industries Ltd.
793,322
0 .1
16,480
(1)
Sumitomo Metal Mining
Co. Ltd.
360,233
0.0
248,153  Sumitomo Mitsui
Financial Group, Inc.
6,381,158
0 .6
43,170  Sumitomo Mitsui Trust
Holdings, Inc.
1,086,644
0 .1
20,596
(1)
Sumitomo Realty &
Development Co. Ltd.
773,864
0 .1
9,234  Suntory Beverage & Food
Ltd.
304,645
0.0
104,576
Suzuki Motor Corp.
1,283,683
0 .1
33,514
Sysmex Corp.
639,783
0 .1
32,611
T&D Holdings, Inc.
697,974
0 .1
10,961
Taisei Corp.
487,891
0.0
105,922
(1)
Takeda Pharmaceutical
Co. Ltd.
3,139,399
0 .3
129,380
TDK Corp.
1,355,785
0 .1
88,656
Terumo Corp.
1,668,155
0 .2
14,100
TIS, Inc.
390,188
0.0
7,400
Toho Co. Ltd./Tokyo
367,704
0.0
118,464  Tokio Marine Holdings,
Inc.
4,608,585
0 .4
29,795
Tokyo Electron Ltd.
4,085,866
0 .4
23,272
Tokyo Gas Co. Ltd.
740,297
0 .1
19,300
(1)
Tokyo Metro Co. Ltd.
234,536
0.0
35,394
Tokyu Corp.
398,467
0.0
15,916
TOPPAN Holdings, Inc.
435,100
0.0
92,303
Toray Industries, Inc.
630,791
0 .1
10,805
Toyota Industries Corp.
924,122
0 .1
630,690
Toyota Motor Corp.
11,148,898
1 .0
42,462
Toyota Tsusho Corp.
715,394
0 .1
8,453
Trend Micro, Inc./Japan
570,645
0 .1
74,334
Unicharm Corp.
592,054
0 .1
29,742
West Japan Railway Co.
580,191
0 .1
17,070
(1)
Yakult Honsha Co. Ltd.
324,816
0.0
61,512
Yamaha Motor Co. Ltd.
492,485
0.0
15,042
Yaskawa Electric Corp.
376,924
0.0
15,173
Yokogawa Electric Corp.
296,116
0.0
190,344
Z Holdings Corp.
644,535
0 .1
6,400
Zensho Holdings Co. Ltd.
345,116
0.0
27,000
ZOZO, Inc.
258,601
0.0
247,229,014
21 .3
Jordan: 0.0%
11,075  Hikma Pharmaceuticals
PLC
279,779
0.0
Luxembourg: 0.2%
31,215
ArcelorMittal SA
901,697
0 .1
14,148
(2)(3)
CVC Capital Partners
PLC
280,673
0.0
8,990
Eurofins Scientific SE
479,553
0 .1
1,661,923
0 .2
Macao: 0.1%
145,159  Galaxy Entertainment
Group Ltd.
567,280
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Macao (continued)
161,602
(1)(2)
Sands China Ltd.
$ 324,187
0.0
891,467
0 .1
Netherlands: 3.9%
30,492
(3)
ABN AMRO Bank NV
642,510
0 .1
1,467
(2)(3)
Adyen NV
2,248,619
0 .2
87,996
Aegon Ltd.
577,945
0.0
11,366
Akzo Nobel NV
699,985
0 .1
4,018
(2)
Argenx SE
2,371,013
0 .2
3,119
ASM International, N.V.
1,421,312
0 .1
26,210
(1)
ASML Holding NV
17,345,141
1 .5
10,548
(1)
ASR Nederland NV
606,381
0 .1
5,400
(1)
BE Semiconductor
Industries NV
564,337
0.0
5,203
(3)
Euronext NV
755,124
0 .1
6,618
EXOR NV
601,003
0 .1
8,626
Heineken Holding NV
624,297
0 .1
19,167
Heineken NV
1,562,889
0 .1
3,934
(1)
IMCD NV
523,545
0.0
209,461
ING Groep NV
4,103,626
0 .4
11,371
JDE Peet's NV
248,611
0.0
61,260  Koninklijke Ahold
Delhaize NV
2,288,378
0 .2
258,811
Koninklijke KPN NV
1,096,239
0 .1
53,171
(2)
Koninklijke Philips, N.V.
1,353,638
0 .1
17,902
NN Group NV
996,174
0 .1
7,222
(1)
Randstad NV
300,192
0.0
54,783
(1)
Universal Music Group
NV
1,512,728
0 .1
15,873
Wolters Kluwer NV
2,471,375
0 .2
44,915,062
3 .9
New Zealand: 0.3%
111,927  Auckland International
Airport Ltd.
519,175
0 .1
53,104
Contact Energy Ltd.
276,510
0.0
39,008  Fisher & Paykel
Healthcare Corp. Ltd.
744,443
0 .1
61,206
Infratil Ltd.
360,702
0.0
86,725
Meridian Energy Ltd.
275,733
0.0
9,675
(2)
Xero Ltd.
945,671
0 .1
3,122,234
0 .3
Norway: 0.6%
21,031
Aker BP ASA
498,625
0.0
59,597
DNB Bank ASA
1,568,157
0 .1
55,759
Equinor ASA
1,472,526
0 .1
13,310  Gjensidige Forsikring
ASA
305,907
0.0
5,854
Kongsberg Gruppen ASA
858,285
0 .1
30,973
Mowi ASA
574,158
0 .1
93,591
Norsk Hydro ASA
541,049
0 .1
46,652
Orkla ASA
511,609
0.0
4,394
Salmar ASA
211,249
0.0
40,979
Telenor ASA
585,548
0 .1
7,127,113
0 .6
Poland: 0.0%
14,974
(2)
InPost SA
219,763
0.0
Portugal: 0.1%
208,837  EDP - Energias de
Portugal SA
702,740
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal (continued)
27,768
Galp Energia SGPS SA
$ 486,497
0.0
18,846  Jeronimo Martins SGPS
SA
399,413
0.0
1,588,650
0 .1
Singapore: 1.7%
248,937  CapitaLand Ascendas
REIT
491,861
0.0
388,543  CapitaLand Integrated
Commercial Trust
603,777
0 .1
155,796
(1)
CapitaLand Investment
Ltd./Singapore
315,098
0.0
132,602
DBS Group Holdings Ltd.
4,553,729
0 .4
402,412
Genting Singapore Ltd.
223,295
0.0
153,413
(2)
Grab Holdings Ltd. -
Class A
694,961
0 .1
96,904
Keppel Corp. Ltd.
494,300
0.0
225,322  Oversea-Chinese
Banking Corp. Ltd.
2,887,734
0 .3
24,375
(2)
Sea Ltd., ADR
3,180,694
0 .3
59,500
Sembcorp Industries Ltd.
278,455
0.0
99,100
Singapore Airlines Ltd.
499,214
0.0
57,051
Singapore Exchange Ltd.
564,807
0 .1
103,906  Singapore Technologies
Engineering Ltd.
521,832
0.0
494,550  Singapore
Telecommunications Ltd.
1,254,354
0 .1
45,060
STMicroelectronics NV
988,058
0 .1
84,156  United Overseas Bank
Ltd.
2,374,588
0 .2
19,926,757
1 .7
South Africa: 0.2%
84,566
Anglo American PLC
2,370,258
0 .2
South Korea: 0.0%
12,537
(2)(3)
Delivery Hero SE
300,608
0.0
Spain: 3.0%
1,643
(1)
Acciona SA
215,041
0.0
11,865  ACS Actividades de
Construccion y Servicios
SA
679,075
0 .1
4,991
(3)
Aena SME SA
1,170,913
0 .1
29,981
Amadeus IT Group SA
2,296,042
0 .2
383,551  Banco Bilbao Vizcaya
Argentaria SA
5,234,560
0 .5
362,051
Banco de Sabadell SA
1,016,518
0 .1
1,008,410
Banco Santander SA
6,793,590
0 .6
262,624
(1)
CaixaBank SA
2,045,778
0 .2
35,262
(3)
Cellnex Telecom SA
1,253,524
0 .1
20,761
(1)
EDP Renovaveis SA
172,971
0.0
21,138
Endesa SA
559,986
0 .1
19,851
(1)(2)
Grifols SA
176,733
0.0
387,764
Iberdrola SA
6,261,665
0 .5
72,595  Industria de Diseno Textil
SA
3,614,652
0 .3
27,007
Red Electrica Corp. SA
542,066
0.0
77,026
Repsol SA
1,022,718
0 .1
264,148
(1)
Telefonica SA
1,245,034
0 .1
34,300,866
3 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden: 3.1%
17,297
AddTech AB - Class B
$ 506,587
0 .1
19,255
(1)
Alfa Laval AB
825,561
0 .1
66,704
Assa Abloy AB - Class B
2,002,538
0 .2
178,759
Atlas Copco AB - Class A
2,855,395
0 .3
103,878
Atlas Copco AB - Class B
1,460,745
0 .1
25,616
(1)
Beijer Ref AB
360,349
0.0
18,202
Boliden AB
597,256
0 .1
43,858
(1)
Epiroc AB - Class A
883,052
0 .1
25,953
Epiroc AB - Class B
457,117
0.0
24,779
(1)
EQT AB
755,587
0 .1
40,613
(1)
Essity AB - Class B
1,153,865
0 .1
10,573
(1)(3)
Evolution AB
787,786
0 .1
47,784
(1)(2)
Fastighets AB Balder
299,013
0.0
37,698
(1)
H & M Hennes & Mauritz
AB - Class B
497,240
0.0
138,172
Hexagon AB - Class B
1,477,026
0 .1
5,073
(1)
Holmen AB - Class B
200,895
0.0
7,932  Industrivarden AB - Class
A
291,438
0.0
10,303
(1)
Industrivarden AB - Class
C
378,503
0.0
18,184
Indutrade AB
503,913
0.0
9,854
(1)
Investment AB Latour -
Class B
268,225
0.0
115,189
Investor AB - Class B
3,435,409
0 .3
5,058  L E Lundbergforetagen
AB - Class B
253,442
0.0
15,514
(1)
Lifco AB - Class B
550,340
0 .1
100,857
(1)
Nibe Industrier AB - Class
B
383,610
0.0
21,317
Saab AB - Class B
838,172
0 .1
14,625
(1)
Sagax AB - Class B
306,847
0.0
70,958
Sandvik AB
1,492,353
0 .1
32,730
(1)
Securitas AB - Class B
463,161
0.0
105,608
(1)
Skandinaviska Enskilda
Banken AB - Class A
1,737,385
0 .2
22,647
(1)
Skanska AB - Class B
499,843
0.0
22,700
(1)
SKF AB - Class B
459,870
0.0
40,377
(1)
Svenska Cellulosa AB
SCA - Class B
532,742
0 .1
97,070
(1)
Svenska Handelsbanken
AB - Class A
1,097,038
0 .1
56,502
(1)
Swedbank AB - Class A
1,286,804
0 .1
13,031
(1)(2)
Swedish Orphan
Biovitrum AB
373,419
0.0
36,379
Tele2 AB - Class B
490,576
0.0
184,868  Telefonaktiebolaget LM
Ericsson - Class B
1,438,413
0 .1
157,011
Telia Co. AB
566,857
0 .1
14,178
Trelleborg AB - Class B
527,303
0 .1
105,714
(1)
Volvo AB - Class B
3,101,475
0 .3
36,397,150
3 .1
Switzerland: 4.8%
105,252
ABB Ltd., Reg
5,430,788
0 .5
2,743
(1)
Baloise Holding AG, Reg
575,688
0.0
2,005
(1)
Banque Cantonale
Vaudoise
219,092
0.0
237
(1)
Barry Callebaut AG
313,886
0.0
1,406
BKW AG
245,915
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
7  Chocoladefabriken Lindt
& Spruengli AG
$ 918,582
0 .1
62
(1)
Chocoladefabriken Lindt
& Spruengli AG - Class
PC
838,206
0 .1
35,777  Cie Financiere Richemont
SA
6,245,445
0 .5
12,377
DSM-Firmenich AG
1,225,303
0 .1
5,850
Dufry AG, Reg
256,257
0.0
467
EMS-Chemie Holding AG
318,180
0.0
6,333
(2)
Galderma Group AG
669,808
0 .1
2,225
Geberit AG, Reg
1,393,933
0 .1
615
Givaudan SA, Reg
2,640,183
0 .2
2,470
Helvetia Holding AG
512,307
0.0
13,710
(1)
Julius Baer Group Ltd.
950,323
0 .1
3,215
(1)
Kuehne + Nagel
International AG
742,442
0 .1
10,122
Logitech International SA
857,690
0 .1
4,807
Lonza Group AG
2,969,620
0 .3
1,510  Partners Group Holding
AG
2,149,035
0 .2
27,818
Sandoz Group AG
1,166,521
0 .1
2,710
Schindler Holding AG
849,346
0 .1
1,562  Schindler Holding AG
(SCHN)
473,368
0.0
10,089
(1)
SGS SA
1,005,256
0 .1
20,352
(1)
SIG Group AG
376,296
0.0
10,146
Sika AG, Reg
2,471,406
0 .2
3,373
Sonova Holding AG, Reg
984,850
0 .1
7,428
(1)
Straumann Holding AG
899,263
0 .1
1,926
(1)
Swatch Group AG - Class
BR
332,132
0.0
1,912
Swiss Life Holding AG
1,744,336
0 .1
5,145
(1)
Swiss Prime Site AG
631,385
0 .1
1,724
(1)
Swisscom AG, Reg
993,458
0 .1
3,752
Temenos AG
291,313
0.0
218,884
UBS Group AG
6,722,934
0 .6
1,797
(3)
VAT Group AG
647,750
0 .1
9,740  Zurich Insurance Group
AG
6,798,599
0 .6
55,860,896
4 .8
United Arab Emirates: —%
19,351
(2)(4)
NMC Health PLC
—
—
United Kingdom: 11.2%
64,780
3i Group PLC
3,046,010
0 .3
17,327
Admiral Group PLC
639,718
0 .1
29,031
Ashtead Group PLC
1,569,620
0 .1
21,826  Associated British Foods
PLC
541,099
0.0
103,190
AstraZeneca PLC
15,152,990
1 .3
59,117
(3)
Auto Trader Group PLC
571,641
0 .1
178,200
Aviva PLC
1,284,311
0 .1
200,309
BAE Systems PLC
4,044,758
0 .3
959,636
Barclays PLC
3,608,280
0 .3
91,739  Barratt Developments
PLC
504,645
0.0
132,267  British American Tobacco
PLC
5,426,196
0 .5
430,713
(1)
BT Group PLC
923,866
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
22,009
Bunzl PLC
$ 846,611
0 .1
337,925
Centrica PLC
654,311
0 .1
178,199  CK Hutchison Holdings
Ltd.
1,004,497
0 .1
10,955  Coca-Cola Europacific
Partners PLC
954,259
0 .1
2,832  Coca-Cola European
Partners PLC - USD
246,469
0.0
112,965
Compass Group PLC
3,736,482
0 .3
8,828
Croda International PLC
335,392
0.0
6,586
DCC PLC
440,157
0.0
148,086
Diageo PLC
3,869,897
0 .3
40,419
Entain PLC
305,384
0.0
25,266
Halma PLC
847,719
0 .1
1,189,469
HSBC Holdings PLC
13,484,460
1 .2
52,773
Imperial Brands PLC
1,952,709
0 .2
88,529
Informa PLC
887,676
0 .1
10,546  InterContinental Hotels
Group PLC
1,135,495
0 .1
10,741
Intertek Group PLC
698,430
0 .1
116,749
J Sainsbury PLC
355,862
0.0
172,471
JD Sports Fashion PLC
152,506
0.0
120,663
Kingfisher PLC
397,467
0.0
47,097  Land Securities Group
PLC
335,683
0.0
392,196  Legal & General Group
PLC
1,236,851
0 .1
4,034,110  Lloyds Banking Group
PLC
3,783,676
0 .3
31,832  London Stock Exchange
Group PLC
4,727,942
0 .4
151,973
M&G PLC
391,477
0.0
136,530  Marks & Spencer Group
PLC
630,342
0 .1
85,564
Melrose Industries PLC
528,174
0.0
325,578
National Grid PLC
4,246,934
0 .4
509,226
NatWest Group PLC
3,006,683
0 .3
7,820
Next PLC
1,126,674
0 .1
39,906
Pearson PLC
631,294
0 .1
46,731  Phoenix Group Holdings
PLC
346,898
0.0
45,651  Reckitt Benckiser Group
PLC
3,086,959
0 .3
123,762
RELX PLC - GBP
6,216,680
0 .5
168,010
Rentokil Initial PLC
762,457
0 .1
566,008
(2)
Rolls-Royce Holdings
PLC
5,501,265
0 .5
66,717
Sage Group PLC
1,047,484
0 .1
53,430
Schroders PLC
241,904
0.0
85,532
Segro PLC
764,988
0 .1
17,981
Severn Trent PLC
588,662
0 .1
55,282
Smith & Nephew PLC
777,409
0 .1
22,814
Smiths Group PLC
572,474
0 .1
4,899  Spirax-Sarco Engineering
PLC
394,929
0.0
73,439
SSE PLC
1,512,731
0 .1
136,873
Standard Chartered PLC
2,031,119
0 .2
448,612
Tesco PLC
1,930,066
0 .2
121,581
Unilever PLC
7,254,417
0 .6
43,328
Unilever PLC - NL
2,581,574
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
45,380  United Utilities Group
PLC
$ 592,120
0 .1
1,353,293
Vodafone Group PLC
1,271,589
0 .1
11,741
Whitbread PLC
374,023
0.0
44,339
(2)
Wise PLC - Class A
544,259
0.0
71,795
WPP PLC
545,575
0.0
129,204,229
11 .2
United States: 10.7%
33,255
Alcon, Inc.
3,155,401
0 .3
1,072,901
BP PLC
6,020,564
0 .5
32,224
CSL Ltd.
5,071,724
0 .4
3,116
(2)
CyberArk Software Ltd.
1,053,208
0 .1
61,210
Experian PLC
2,836,199
0 .2
31,559
(1)
Ferrovial SE
1,411,567
0 .1
275,862
GSK PLC
5,271,804
0 .5
602,508
Haleon PLC
3,042,805
0 .3
34,687
Holcim AG
3,732,780
0 .3
28,604
(1)(2)
James Hardie Industries
PLC
682,616
0 .1
2,489
(2)
Monday.com Ltd.
605,225
0 .1
174,363
Nestle SA
17,620,537
1 .5
131,167
Novartis AG, Reg
14,568,692
1 .3
14,331
(1)
QIAGEN NV
569,338
0.0
46,756
Roche Holding AG
15,388,692
1 .3
2,130  Roche Holding AG -
Class BR
739,346
0 .1
75,656
Sanofi
8,376,800
0 .7
36,393
Schneider Electric SE
8,401,181
0 .7
405,649
Shell PLC
14,765,825
1 .3
10,251
(2)
Spotify Technology SA
5,638,357
0 .5
2,903
Stellantis NV (STLAM)
32,560
0.0
132,012
Stellantis NV (STLAP)
1,479,854
0 .1
20,073
Swiss Re AG
3,416,001
0 .3
27,498
Tenaris SA
538,103
0.0
124,419,179
10 .7
Total Common Stock
(Cost $557,055,631)
1,131,975,529
97 .7
PREFERRED STOCK: 0.3%
Germany: 0.3%
3,725  Bayerische Motoren
Werke AG
281,009
0.0
7,578
(3)
Dr Ing hc F Porsche AG
379,529
0.0
11,264
Henkel AG & Co. KGaA
896,247
0 .1
10,191  Porsche Automobil
Holding SE
383,780
0.0
1,744
Sartorius AG
406,563
0 .1
13,723
Volkswagen AG
1,400,274
0 .1
3,747,402
0 .3
Total Preferred Stock
(Cost $3,739,340)
3,747,402
0 .3
Total Long-Term
Investments
(Cost $560,794,971)
1,135,722,931
98 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 7.1%
Repurchase Agreements: 4.2%
5,042,217
(5)
Bethesda Securities,
Repurchase Agreement
dated 03/31/2025,
4.460%, due 04/01/2025
(Repurchase Amount
$5,042,833, collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$5,143,061, due
10/01/27-01/01/57)
$ 5,042,217
0 .4
9,173,483
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2025, 4.390%, due
04/01/2025 (Repurchase
Amount $9,174,586,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.000%, Market
Value plus accrued
interest $9,356,953, due
02/01/36-02/01/57)
9,173,483
0 .8
1,444,970
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 03/31/2025,
4.440%, due 04/01/2025
(Repurchase Amount
$1,445,146, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $1,474,051, due
04/15/25-02/15/55)
1,444,970
0 .1
7,177,460
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2025, 4.450%, due
04/01/2025 (Repurchase
Amount $7,178,335,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-5.500%, Market
Value plus accrued
interest $7,321,009, due
07/01/42-11/01/54)
7,177,460
0 .6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
7,060,663
(5)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
03/31/2025, 4.470%, due
04/01/2025 (Repurchase
Amount $7,061,528,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.538%, Market Value
plus accrued interest
$7,203,138, due
04/21/25-03/15/66)
$ 7,060,663
0 .6
2,105,000
(5)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
03/31/2025, 4.360%, due
04/01/2025 (Repurchase
Amount $2,105,251,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,147,100, due
04/10/25-12/15/66)
2,105,000
0 .2
15,656,207
(5)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/31/2025,
4.470%, due 04/01/2025
(Repurchase Amount
$15,658,124,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$15,948,153, due
04/15/26-02/15/53)
15,656,207
1 .4
1,380,854
(5)
TD Securities (USA) LLC,
Repurchase Agreement
dated 03/31/2025,
4.370%, due 04/01/2025
(Repurchase Amount
$1,381,019, collateralized
by various U.S.
Government Securities,
4.875%, Market Value
plus accrued interest
$1,408,471, due
10/31/28)
1,380,854
0 .1
Total Repurchase
Agreements
(Cost $49,040,854)
49,040,854
4 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Corporate Bonds/Notes: 0.9%
900,000
(5)
Bank of America N.A.,
4.530
%,
08/05/2025 $ 900,580
0 .1
750,000
(5)
Commonwealth Bank
of Australia,
4.520
%,
07/24/2025 750,375
0.0
900,000
(5)
Credit Industriel et
Commercial S.A.,
4.420
%,
07/14/2025 888,949
0 .1
900,000
(5)
DZ Bank AG,
4.485
%,
08/15/2025 900,473
0 .1
750,000
(5)
LLoyds Bank PLC,
4.430
%,
07/24/2025 739,900
0.0
750,000
(5)
Mizuho Bank Ltd.,
4.563
%,
07/23/2025 750,533
0 .1
900,000
(5)
Natixis,
4.532
%,
08/06/2025 900,545
0 .1
900,000
(5)
Oversea-Chinese
Banking Corporation Ltd.,
4.530
%,
05/12/2025 900,242
0 .1
900,000
(5)
Sumitomo Mitsui
Banking Corp.,
4.420
%,
05/20/2025 894,720
0 .1
900,000
(5)
Sumitomo Mitsui
Banking Corp.,
4.523
%,
08/20/2025 900,589
0 .1
900,000
(5)
Toyota Motor Credit
Corp.,
4.490
%,
08/11/2025 886,059
0 .1
750,000
(5)
Westpac Banking Corp.,
4.670
%,
05/05/2025 750,277
0.0
Total Corporate Bonds/
Notes
(Cost $10,163,242)
10,163,242
0 .9
Commercial Paper: 0.6%
900,000
(5)
ANZ Banking Group Ltd.,
4.480
%,
08/27/2025 900,442
0 .1
950,000
(5)
Bank Of Montreal,
4.510
%,
09/05/2025 950,593
0 .1
750,000
(5)
BNP Paribas S.A.,
4.450
%,
07/23/2025 739,989
0.0
750,000
(5)
Macquarie Bank Ltd.,
4.640
%,
05/19/2025 750,357
0.0
950,000
(5)
National Australia Bank
Ltd.,
4.500
%,
09/04/2025 950,545
0 .1
920,000
(5)
Santander UK PLC,
4.410
%,
05/06/2025 916,104
0 .1
900,000
(5)
Svenska Handelsbanken
AB,
4.500
%,
09/10/2025 900,572
0 .1
900,000
(5)
United Overseas Bank
Ltd.,
4.360
%,
09/19/2025 900,838
0 .1
Total Commercial Paper
(Cost $7,009,440)
7,009,440
0 .6
Certificates of Deposit: 0.2%
900,000
(5)(6)
Barclays Bank PLC,
4.570
%, (SOFRRATE +
0.220%),
07/28/2025 900,608
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposit (continued)
950,000
(5)
Credit Agricole Corporate
And Investment Bank,
4.600
%,
06/17/2025 $ 950,634
0 .1
900,000
(5)(6)
Mitsubishi UFJ Trust &
Banking Corp. YCd,
4.566
%, (SOFRRATE +
0.230%),
08/08/2025 900,618
0 .1
Total Certificates of
Deposit
(Cost $2,751,860)
2,751,860
0 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 1.2%
13,387,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $13,387,000) $ 13,387,000 1 .2
Total Short-Term
Investments
(Cost $82,352,396)
82,352,396
7 .1
Total Investments in
Securities
(Cost $643,147,367) $ 1,218,075,327 105 .1
Liabilities in Excess of
Other Assets (58,712,291) ( 5 .1 )
Net Assets $ 1,159,363,036 100 .0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(7)
Rate shown is the 7-day yield as of March 31, 2025.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23 .1%
Industrials 17 .4
Health Care 11 .7
Consumer Discretionary 10 .2
Consumer Staples 8 .4
Information Technology 7 .9
Materials 5 .7
Communication Services 4 .9
Energy 3 .6
Utilities 3 .3
Real Estate 1 .8
Short-Term Investments 7 .1
Liabilities in Excess of Other Assets ( 5 .1 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 75,754,171 $ — $ 75,754,171
Austria 320,735 2,360,249 — 2,680,984
Belgium — 8,646,998 — 8,646,998
Brazil — 332,394 — 332,394
Chile — 571,375 — 571,375
China 410,519 5,846,246 — 6,256,765
Denmark — 27,084,230 — 27,084,230
Finland 461,422 11,230,631 — 11,692,053
France 378,183 110,825,497 — 111,203,680
Germany 2,269,856 107,498,566 — 109,768,422
Hong Kong 933,982 19,729,077 — 20,663,059
Ireland 1,321,262 3,563,213 — 4,884,475
Israel 3,293,203 5,691,634 — 8,984,837
Italy 5,313,502 28,323,636 — 33,637,138
Japan 778,509 246,450,505 — 247,229,014
Jordan — 279,779 — 279,779
Luxembourg — 1,661,923 — 1,661,923
Macao — 891,467 — 891,467
Netherlands — 44,915,062 — 44,915,062
New Zealand 1,155,610 1,966,624 — 3,122,234
Norway 305,907 6,821,206 — 7,127,113
Poland — 219,763 — 219,763
Portugal 1,102,153 486,497 — 1,588,650
Singapore 3,875,655 16,051,102 — 19,926,757
South Africa — 2,370,258 — 2,370,258
South Korea — 300,608 — 300,608
Spain 559,986 33,740,880 — 34,300,866
Sweden 1,356,446 35,040,704 — 36,397,150
Switzerland 3,309,991 52,550,905 — 55,860,896
United Arab Emirates — — — —
United Kingdom 246,469 128,957,760 — 129,204,229
United States 8,776,644 115,642,535 — 124,419,179
Total Common Stock 36,170,034 1,095,805,495 — 1,131,975,529
Preferred Stock — 3,747,402 — 3,747,402
Short-Term Investments 13,387,000 68,965,396 — 82,352,396
Total Investments, at fair value $ 49,557,034 $ 1,168,518,293 $ — $ 1,218,075,327
Liabilities Table
Other Financial Instruments+
Futures $ (802,606) $ — $ — $ (802,606)
Total Liabilities $ (802,606) $ — $ — $ (802,606)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International Index Portfolio
At March 31, 2025, the following futures contracts were outstanding for Voya International Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 274 06/20/25 $ 33,103,310 $ (802,606)
$ 33,103,310 $ (802,606)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 587,852,944
Gross Unrealized Depreciation (12,924,984)
Net Unrealized Appreciation $ 574,927,960